SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2016
Supplementary Financial Statement Information: [Abstract]
Schedule of supplementary balance sheets
Balance sheets:

December 31
2016	2015

a.	Account receivable - other:
Institutions	$174	$122
Prepaid expenses	246	346
Other	18	3
	$438	$471

b.	Accounts payable and accruals - other:
Accrued expenses	$709	$558
Payroll and related institutions	581	451
Bonus accrual	1,661	1,140
Other	33	20
	$2,984	$2,169

Schedule of supplementary statements of operations
Statements of operations:

c.	Revenues

The following table provides a breakdown of the Company’s net revenues:

	Year ended December 31
	2016	2015	2014
Development Service Payments	$63	$596	$4,814
Contingent Payments	2,500	-	600
Royalties	2,964	253	-
Total revenues	$5,527	$849	$5,414

d.	Finance expenses (income), net:
Finance expenses:
Finance expenses on convertible loans and warrants	$-	$-	$9,915
Finance expenses on BIRD loan	243	*	*
Other expenses	17	23	15
Total finance expenses	260	23	9,930

Finance income:
Gains from securities, net	(401)	(180)	(11)
Interest on bank deposits	(536)	(289)	(28)
Foreign exchange gains, net	(24)	(6)	(47)
Total finance income	(961)	(475)	(86)
	$(701)	$(452)	$9,844